Interests in subsidiaries	12 Months Ended
Mar. 31, 2012
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Interests in subsidiaries

5	Interests in subsidiaries

Particulars of principal subsidiaries as of March 31, 2011 and 2012 are as follows:

Name of company	Place of incorporation and kind of legal entity	Particulars of issued capital/ registered capital	Percentage of capital held by the Company		Principal activities
			2011	2012
Bonso Electronics Limited * (“BEL”)	Hong Kong, limited liability company	HK$5,000,000 (US$641,026)	100%	100%	Trading of scales and telecommunication products

Bonso Investment Limited (“BIL”)	Hong Kong, limited liability company	HK$3,000,000 (US$384,615)	100%	100%	Investment holding

Bonso Electronics (Shenzhen) Co. Limited (“BESCL”)	PRC, limited liability company	US$12,621,222	100%	100%	Production of scales and telecommunications products

Bonso Advanced Technology Limited * (“BATL”)	Hong Kong, limited liability company	HK$1,000,000 (US$128,205)	100%	100%	Trading of scales and telecommunications products

Bonso Advanced Technology (Xinxing) Limited (“BATXXL”)	PRC, limited liability company	US$8,000,000	100%	100%	Production of scales and telecommunications products

Modus Enterprise International Inc. * (“MEII”)	British Virgin Island limited liability company	HK$7,800 (US$1,000)	100%	100%	Investment holding

Korona Haushaltswaren GmbH & Co. KG (“Korona”)	Germany, limited liability partnership	EUR511,292 (US$795,485)	100%	Korona liquidated in 2012	Trading of scales

Bonso USA, Inc. (“Bonso USA”)	USA, limited liability company	US$ 1,000	100%	100%	Trading of scales

* Shares directly held by the Company